Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2015	2014	2013
Deferred compensation expense (CHF million)
Share awards	852	939	814
Performance share awards	563	611	590
Contingent Capital Awards	430	214	–
Capital Opportunity Facility awards	16	13	–
Plus Bond awards [1]	22	36	37
2011 Partner Asset Facility awards [2]	2	7	77
Adjustable Performance Plan share awards [3]	0	0	31
Adjustable Performance Plan cash awards [3]	0	0	4
Restricted Cash Awards	39	92	145
Scaled Incentive Share Units [3]	0	(3)	41
Incentive Share Units [4]	0	0	(3)
2008 Partner Asset Facility awards [5]	34	87	93
Other cash awards	414	404	434
Discontinued operations	0	(8)	(21)
Total deferred compensation expense	2,372	2,392	2,242

Total shares delivered (million)
Total shares delivered	44.4	37.1	33.7
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the CCA conversion.
3 Includes forfeitures and downward adjustments according to the plan terms and conditions.
4 Includes forfeitures.
5 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2015
Estimated unrecognized compensation expense (CHF million)
Share awards	573
Performance share awards	165
Contingent Capital Awards	230
Other cash awards	176
Total	1,144

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Does not include the estimated unrecognized compensation expense relating to grants made in 2016 for 2015.

Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	CCA granted in January for previous years
For compensation year	2015	2014	2013
CCA granted in January
CCA awarded (CHF million)	226	360	391

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2015			2014		2013
	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	77.1		28.64	72.9	30.09	55.8	34.28
Granted	47.5	[1]	16.67	37.6	27.60	40.4	26.43
Settled	(40.3)		29.00	(29.5)	30.43	(20.0)	34.09
Forfeited	(4.0)		24.29	(3.9)	32.20	(3.3)	31.80
Balance at end of period	80.3		21.58	77.1	28.64	72.9	30.09
of which vested	4.7		–	6.2	–	5.8	–
of which unvested	75.6		–	70.9	–	67.1	–
1
Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Share awards granted in January for previous years
For compensation year	2015		2014		2013
Share awards granted in January
Shares awarded (million)	28.8		37.2		30.2
Value of shares awarded (CHF million)	549		642		827
Fair value of each share awarded (CHF)	18.62	[1]	16.94	[2]	28.13	[2]
1 Based on the Group’s share price on the grant date.
2 Based on the Group’s share price on the grant date discounted for future expected dividends.

Stock compensation plan | Adjustable Performance Plan share awards
Share-based compensation disclosures
Share-based award activities
Adjustable Performance Plan share award activities
	2015	2014	2013
	Number of APP share awards in million	Number of APP share awards in million	Number of APP share awards in million
Adjustable Performance Plan share awards
Balance at beginning of period	7.3	14.5	30.8
Granted [1]	0.3	0.8	1.2
Settled	(7.6)	(7.6)	(17.2)
Forfeited	0.0	(0.4)	(0.3)
Balance at end of period	0.0	7.3	14.5
of which vested	0.0	1.1	1.2
of which unvested	0.0	6.2	13.3
1
Represents additional units earned in the first quarter of 2015, 2014 and 2013 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Stock compensation plan | Incentive Share Unit (ISU)
Share-based compensation disclosures
Share-based award activities
Incentive Share Unit activities
	2015	2014	2013
ISU awards (million)
Balance at beginning of period	0.6	1.2	3.6
Settled	(0.2)	(0.1)	(1.8)
Forfeited	(0.2)	(0.5)	(0.6)
Balance at end of period	0.2	0.6	1.2
of which vested	0.1	0.1	0.1
of which unvested	0.1	0.5	1.1

Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Blocked share awards granted in January for previous years
For compensation year	2015	2014	2013
Blocked share awards granted in January
Shares awarded (million)	0.6	1.6	0.6
Value of shares awarded (CHF million)	12	36	18

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2015			2014		2013
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	48.2		26.89	41.4	25.51	23.3	23.90
Granted	32.5	[1]	16.11	24.3	28.13	26.6	26.44
Settled	(23.4)		26.24	(16.0)	25.27	(7.6)	23.90
Forfeited	(1.4)		21.75	(1.5)	26.28	(0.9)	24.92
Balance at end of period	55.9		21.01	48.2	26.89	41.4	25.51
of which vested	3.3		–	3.3	–	2.7	–
of which unvested	52.6		–	44.9	–	38.7	–
1
Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted performance shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted in January for previous years
For compensation year	2015		2014		2013
Performance share awards granted in January
Shares awarded (million)	21.3		30.7		24.2
Value of shares awarded (CHF million)	429		529		663
Fair value of each performance share awarded (CHF)	18.62	[1]	16.94	[2]	28.13	[2]
1 Based on the Group’s share price on the grant date.
2 Based on the Group’s share price on the grant date discounted for future expected dividends.

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2015	2014	2013
Deferred compensation expense (CHF million)
Share awards	849	935	806
Performance share awards	562	610	580
Contingent Capital Awards	429	213	–
Capital Opportunity Facility awards	16	13	–
Plus Bond awards [1]	22	36	37
2011 Partner Asset Facility awards [2]	2	7	77
Adjustable Performance Plan share awards [3]	0	0	30
Adjustable Performance Plan cash awards [3]	0	0	4
Restricted Cash Awards	39	92	145
Scaled Incentive Share Units [3]	0	(3)	38
Incentive Share Units [4]	0	0	(3)
2008 Partner Asset Facility awards [5]	34	87	93
Other cash awards	398	394	430
Discontinued operations	0	(8)	(21)
Total deferred compensation expense	2,351	2,376	2,216

Total shares delivered (million)
Total shares delivered	43.8	36.5	32.6
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the CCA conversion.
3 Including forfeitures and downward adjustments according to the plan terms and conditions.
4 Includes forfeitures.
5 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2015
Estimated unrecognized compensation expense (CHF million)
Share awards	569
Performance share awards	164
Contingent Capital Awards	230
Other cash awards	155
Total	1,118

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2
Does not include the estimated unrecognized compensation expense relating to grants made in 2016 for 2015.

Bank | Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	CCA granted in January for previous years
For compensation year	2015	2014	2013
CCA granted in January
CCA awarded (CHF million)	217	355	391

Bank | Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2015			2014		2013
	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	76.5		28.63	72.2	30.07	55.1	34.27
Granted	46.1	[1]	16.49	37.3	27.60	40.0	26.43
Settled	(39.8)		29.02	(29.1)	30.41	(19.6)	34.12
Forfeited	(3.9)		24.03	(3.9)	32.24	(3.3)	32.04
Balance at end of period	78.9		21.56	76.5	28.63	72.2	30.07
of which vested	4.7		–	6.1	–	5.8	–
of which unvested	74.2		–	70.4	–	66.4	–
1
Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Share awards granted in January for previous years
For compensation year	2015	2014	2013
Share awards granted in January
Shares awarded (million)	28.7	36.9	30.1
Value of shares awarded (CHF million)	547	636	824

Bank | Stock compensation plan | Adjustable Performance Plan share awards
Share-based compensation disclosures
Share-based award activities
Adjustable Performance Plan share award activities
	Number of APP share awards in million
	2015	2014	2013
Adjustable Performance Plan share awards
Balance at beginning of period	7.1	14.0	29.7
Granted [1]	0.3	0.8	1.1
Settled	(7.4)	(7.3)	(16.5)
Forfeited	0.0	(0.4)	(0.3)
Balance at end of period	0.0	7.1	14.0
of which vested	0.0	1.1	1.2
of which unvested	0.0	6.0	12.8
1
Represents additional units earned in the first quarter of 2015, 2014 and 2013 as the original Adjustable Performance Plan awards met performance criteria in accordance with the terms and conditions of the awards.

Bank | Stock compensation plan | Incentive Share Unit (ISU)
Share-based compensation disclosures
Share-based award activities
Incentive Share Unit activities
	2015	2014	2013
ISU awards (million)
Balance at beginning of period	0.6	1.2	3.6
Settled	(0.2)	(0.1)	(1.8)
Forfeited	(0.2)	(0.5)	(0.6)
Balance at end of period	0.2	0.6	1.2
of which vested	0.1	0.1	0.1
of which unvested	0.1	0.5	1.1

Bank | Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Blocked share awards granted in January for previous years
For compensation year	2015	2014	2013
Blocked share awards granted in January
Shares awarded (million)	0.6	1.5	0.5
Value of shares awarded (CHF million)	12	35	15

Bank | Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2015			2014		2013
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	47.5		26.89	40.7	25.51	22.9	23.90
Granted	32.1	[1]	16.11	24.0	28.13	26.2	26.44
Settled	(23.0)		26.25	(15.8)	25.27	(7.5)	23.90
Forfeited	(1.3)		21.78	(1.4)	26.28	(0.9)	24.92
Balance at end of period	55.3		21.01	47.5	26.89	40.7	25.51
of which vested	3.3		–	3.2		2.7	–
of which unvested	52.0		–	44.3		38.0	–
1
Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted performance shares were the same as the existing share-based awards thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted in January for previous years
For compensation year	2015	2014	2013
Performance share awards granted in January
Shares awarded (million)	21.2	30.3	23.9
Value of shares awarded (CHF million)	427	523	654